Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Revenues
Accumulated loss	$ 2,218,158		$ 1,901,279	$ 561,694
Impairment charge recognized